4. STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 200,000,000 shares of its $0.001 par value common stock. On May 31, 2013, record holders of 56% of the issued and outstanding voting common stock authorized the Company to amend its certificate of incorporation to increase the number of common shares from 100,000,000 to 200,000,000.  The amendment went into effect September 7, 2013.

Common Stock

On May 7, 2012 the Company issued 20,000 shares of common stock at a price per share of $1.10 and issued a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $8,754 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

During May 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of 25,000 shares of restricted common stock beginning May 21, 2012 through May 21, 2013. As of December 31, 2012 the Company has issued 150,000 shares due under this agreement for services rendered during June through November 2012 with a fair value of $76,500. An accrual in the amount of $14,000 representing the fair value of the 33,333 unissued shares for services rendered in December 2012 is included in the accompanying December 31, 2012 balance sheet.

During June 2012 the Company issued 80,000 shares of its common stock with a fair value of $40,800 in exchange for professional consulting services.

On June 29, 2012 the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau. The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.

During July 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $4,000 paid in cash and 7,500 shares of restricted common stock. As of December 31, 2012 the Company has issued the 22,500 total shares due under this agreement for services rendered during July, August and September 2012 with an aggregate fair value of $11,475. The agreement was terminated as of September 30, 2012.

On November 13, 2012 the Company issued 1,250,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 625,000 additional shares for $1.00 per share for gross proceeds of $625,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $124,019 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On January 22, 2013 the Company issued 45,833 shares of its common stock with a fair value of $19,250 in exchange for consulting services incurred in fiscal 2012 and January of 2013. As of December 31, 2012, the Company had accrued $14,000 representing the fair value of the 33,333 unissued shares for services rendered in December 2012 which was included in the accompanying December 31, 2012 balance sheet. The agreement was terminated in January 2013.

On March 14, 2013 the Company issued 500,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 250,000 additional shares for $1.00 per share for gross proceeds of $250,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $35,457 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 29, 2013 the Company issued a warrant to purchase 100,000 of common stock for $1.00 per share in exchange for consulting services rendered. The warrant associated with the consulting agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the fair value of the warrant to be $19,865 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 30, 2013 the Company issued 52,000 shares of its common stock with a fair value of $28,080 in exchange for consulting services rendered during February through April 2013 in connection with two separate consulting agreements.

On June 28, 2013 the Company issued 40,000 shares of its common stock with a fair value of $14,000 in exchange for consulting services rendered during May and June in connection with two separate consulting agreements.

Between July and September 2013, the Company conducted four closings of its private placement of securities with accredited investors pursuant to which the investors purchased in aggregate 17,659,007 shares of the Company’s common stock and warrants to purchase an additional 8,829,484 shares of common stock at an exercise price of $0.50 per share (the Investor Warrants) for total gross proceeds of $5,297,698. In addition, the Company issued warrants to the Placement Agent in exchange for services to purchase in aggregate 1,808,849 shares for $0.30 per share (the Placement Agent Warrants).  The Investor Warrants and Placement Agent Warrants are exercisable immediately and have a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreements and has determined that equity classification is appropriate. The Company estimated the relative fair value of the Investor Warrants associated with the investor subscription agreements and Placement Agent Warrants as $1,279,093 and $288,101, respectively, using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. In addition, issuance costs paid by the Company in connection with the private placement offering totaled $408,270.

During September 2013 the Company issued 52,000 shares of its common stock with a fair value of $22,920 in exchange for consulting services rendered during July through September 2013 in connection with two separate consulting agreements.

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 100,000,000 shares of its $0.001 par value common stock.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On August 26, 2009 the Company issued 10,000,000 shares of its $0.001 par value common stock to its two founders.  Eight million shares were issued to the Company’s Chief Executive Officer (CEO), Chairman of the Board of Directors and co-founder, in exchange for a patent, a provisional patent and know-how. In accordance with ASC 845-10-S99, Transfers of Non-monetary Assets from Promoters or Shareholders, the transfer of nonmonetary assets to a company by its shareholders in exchange for stock prior to the Company’s initial public offering should be recorded at the transferor’s historical cost basis determined under GAAP.  As a result, the value of the patent, provisional patent and know-how was valued at the CEO’s historical cost basis of zero because no records exist to support an historical cost basis in accordance with GAAP. The patent and provisional patent were assigned to the Company on December 10, 2009.  The remaining 2,000,000 shares were issued to the co-founder for $10,000 in cash.

On March 31, 2010 the Company issued 20,000 shares of common stock for $10,000 cash to an investor.  On April 9, 2010, the Company issued 11,236 shares of common stock in exchange for $11,236 to a related party.  On October 4, 2010, the Company issued 10,000 shares for $10,000 cash to an investor.  On November 6, 2010, the Company issued 4,000,000 shares of common stock in connection with the merger transaction described in Note 7.

On June 21, 2011 the Company sold 2,035,470 shares for $508,867 in a private placement offering. During August 2011, an additional 56,000 shares were sold for $14,130 in the private placement.  On November 1, 2011, 80,500 shares were issued to a consultant for marketing services valued at $40,250.  On December 22, 2011, 10,000 shares were issued to a consultant for services rendered valued at $5,000.  No other issuances of preferred or common stock have been made.

On May 7, 2012, the Company issued 20,000 shares of common stock at a price per share of $1.10 and issued a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000.   The warrant associated with the subscription agreement is exercisable immediately and has a five year term.  The Company estimated the relative fair value of the warrant to be $8,754 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

Common Stock…continued

During May 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of 25,000 shares of restricted common stock beginning May 21, 2012 through May 21, 2013. As of December 31, 2012 the Company has issued 150,000 shares due under this agreement for services rendered during June through November 2012 with a fair value of $76,500.  An accrual in the amount of $14,000 representing the fair value of the 33,333 unissued shares for services rendered in December 2012 is included in the accompanying December 31, 2012 balance sheet.

During June 2012 the Company issued 80,000 shares of its common stock with a fair value of $40,800 in exchange for professional consulting services.

On June 29, 2012 the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau.  The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.

During July 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $4,000 paid in cash and 7,500 shares of restricted common stock.  As of December 31, 2012 the Company has issued the 22,500 total shares due under this agreement for services rendered during July, August and September 2012 with an aggregate fair value of $11,475..  The agreement was terminated as of September 30, 2012.

On December 12, 2012 the Company issued 1,250,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 625,000 additional shares for $1.00 per share for gross proceeds of $625,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term.  The Company estimated the relative fair value of the warrant to be $124,019 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.